Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	NORTHERN LIGHTS FUND TRUST
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	May 30, 2012
Document Effective Date	Jun 1, 2012
Prospectus Date	Jun 1, 2012

Adaptive Allocation Fund
RISK/RETURN
Investment Objectives:
The Fund’s investment objectives are to provide growth and risk-adjusted total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Adaptive Allocation Fund	Adaptive Allocation Fund Class A Shares	Adaptive Allocation Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Adaptive Allocation Fund		Adaptive Allocation Fund Class A Shares	Adaptive Allocation Fund Class C Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses	[1]	0.43%	0.43%
Total Annual Fund Operating Expenses		2.24%	2.99%
[1]	Acquired Fund Fees and Expenses reflect the Fund's indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights table because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Adaptive Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Adaptive Allocation Fund Class A Shares	691	1,142	1,618	2,927
Adaptive Allocation Fund Class C Shares	302	924	1,572	3,308

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the fiscal year ended January 31, 2012, ~~the Fund's portfolio turnover rate was 215% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models.  Although the Fund’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends.  The phrase “risk-adjusted” in the Fund’s objective refers to the goal of enhancing total return by reducing loses when markets are declining.  The Fund defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks.  The Fund may also take short positions in common stocks.  The Fund's adviser selects securities from issuers of any market capitalization, credit quality or country.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  The Fund defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality.  Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.  HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Fund may invest in foreign markets.  The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds.   ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security.  The Fund typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Fund’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds, or foreign bonds).  The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Fund.  The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates.  Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio.  The fundamental models are used to select all of the Fund’s direct investments in stocks and the technical models are generally used to select Underlying Funds.  The proportion of Fund assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions.  Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.).  Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations.  The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached.  The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Although current income is not the Fund’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds.  Typically, the Fund will not invest directly in bonds and other fixed income securities.  However, if warranted pursuant to the adviser’s proprietary investment models, the Fund may pursue such direct investments to the extent the adviser deems them consistent with the Fund’s investment objective.

Principal Investment Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

·

Derivatives Risk:  The Fund may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge.  An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

·

Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.”  These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

·

Foreign Risk:  When the Fund invests in foreign securities directly or through ADRs or Underlying Funds, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector.  Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

·

Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.  An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

·

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

·

Short Sale/Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class C shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class C shares.  The performance table compares the performance of the Class C shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Class C Annual Total Return For Calendar Years Ended December 31

Best Quarter:	3rd Quarter 2009	18.86%
Worst Quarter:	1st Quarter 2009	(10.20) %

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Adaptive Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Adaptive Allocation Fund Class C Shares	(4.53%)	0.80%	1.07%	Feb 24, 2006
Adaptive Allocation Fund Class C Shares After Taxes on Distributions	(5.74%)	0.65%	0.92%
Adaptive Allocation Fund Class C Shares After Taxes on Distributions and Sale of Fund Shares	(2.84%)	0.63%	0.86%
Standard & Poor's 500 Index	2.11%	(0.25%)	1.70%

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class A shares, which commenced operations March 25, 2010, are not presented and, will vary from the after-tax returns for Class C shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Adaptive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objectives are to provide growth and risk-adjusted total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the fiscal year ended January 31, 2012, ~~the Fund's portfolio turnover rate was 215% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	215.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses reflect the Fund's indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights table because the financial highlights include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund’s adviser seeks to achieve the Fund's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models.  Although the Fund’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends.  The phrase “risk-adjusted” in the Fund’s objective refers to the goal of enhancing total return by reducing loses when markets are declining.  The Fund defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks.  The Fund may also take short positions in common stocks.  The Fund's adviser selects securities from issuers of any market capitalization, credit quality or country.  The Fund may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds.  The Fund defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality.  Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices.  HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Fund may invest in foreign markets.  The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds.   ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security.  The Fund typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Fund’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds, or foreign bonds).  The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Fund.  The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates.  Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio.  The fundamental models are used to select all of the Fund’s direct investments in stocks and the technical models are generally used to select Underlying Funds.  The proportion of Fund assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions.  Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.).  Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations.  The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached.  The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objectives.

Although current income is not the Fund’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds.  Typically, the Fund will not invest directly in bonds and other fixed income securities.  However, if warranted pursuant to the adviser’s proprietary investment models, the Fund may pursue such direct investments to the extent the adviser deems them consistent with the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

·

Derivatives Risk:  The Fund may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge.  An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

·

Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

·

Fixed Income Risk:  The value of the Fund's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.”  These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

·

Foreign Risk:  When the Fund invests in foreign securities directly or through ADRs or Underlying Funds, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector.  Foreign securities typically have less financial disclosure than U.S. securities and may expose the Fund to tax, currency exchange rate and repatriation risks.

·

Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.  An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

·

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

·

Short Sale/Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class C shares of the Fund for each full calendar year since the Fund's inception. Returns for Class A shares, which are not presented, will vary from the returns for Class C shares.  The performance table compares the performance of the Class C shares of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-263-9260
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.unusualfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class C Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd Quarter 2009	18.86%
Worst Quarter:	1st Quarter 2009	(10.20) %

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.20%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares, which commenced operations March 25, 2010, are not presented and, will vary from the after-tax returns for Class C shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).  After-tax returns for Class A shares, which commenced operations March 25, 2010, are not presented and, will vary from the after-tax returns for Class C shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
Adaptive Allocation Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Adaptive Allocation Fund | Adaptive Allocation Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,927
Adaptive Allocation Fund | Adaptive Allocation Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,572
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,308
Annual Return 2007	rr_AnnualReturn2007	(4.42%)
Annual Return 2008	rr_AnnualReturn2008	(18.48%)
Annual Return 2009	rr_AnnualReturn2009	19.77%
Annual Return 2010	rr_AnnualReturn2010	16.82%
Annual Return 2011	rr_AnnualReturn2011	(4.53%)
1 Year	rr_AverageAnnualReturnYear01	(4.53%)
5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2006
Adaptive Allocation Fund | Adaptive Allocation Fund Class C Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Adaptive Allocation Fund | Adaptive Allocation Fund Class C Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%

[1]	Acquired Fund Fees and Expenses reflect the Fund's indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights table because the financial highlights include only the direct operating expenses incurred by the Fund.

The Biondo Focus Fund
RISK/RETURN
Investment Objective:
The Fund's investment objective is long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Biondo Focus Fund The Biondo Focus Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses	The Biondo Focus Fund The Biondo Focus Fund Investor Class
Management Fees	1.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.87%
Total Annual Fund Operating Expenses	2.62%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Biondo Focus Fund The Biondo Focus Fund Investor Class	265	814	1,390	2,954

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover was 75% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in a combination of long and short positions in (1) common stock of U.S. companies of any capitalization; (2) American depositary receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.  The Fund defines investment grade fixed income securities as those rated Baa3 or higher by Moody’s, or BBB- or higher by S&P, or if not rated, determined by the adviser to be of comparable quality.

The Fund's adviser anticipates focusing, from time to time, more than 25% of the Fund's portfolio in the securities of companies in one or more of the following sectors: (1) technology, (2) financial services and (3) healthcare.  The adviser defines technology companies as those principally engaged in research, development or manufacturing of computer related products including hardware, software and computer services; communications related products and services including telephony, satellite or wireless communications; manufacturing related products that rely upon scientific innovation.  The adviser defines financial service companies as those principally engaged in commercial or retail banking, specialty finance, brokerage, investment banking, investment management or insurance.  The adviser defines healthcare companies as those principally engaged in the discovery, development, manufacture or delivery of biotechnology, medical devices, pharmaceuticals, health care supplies.  The adviser selects securities based on fundamental, bottom-up research. The adviser looks for some or all of the following characteristics in a company:

o

Exceptional growth prospects

o

Quality management

o

Niche business segment

o

High barriers to entry

The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund may also short sell securities that the adviser believes are overvalued or as a means of hedging all or a portion of the Fund's portfolio.  The Fund may also engage in covered call writing against its portfolio of common stocks, ADRs or ETFs.  Additionally, the Fund may purchase call options as a temporary substitute for common stocks, ADRs or ETFs.  The adviser anticipates investing in fixed income securities that it believes are undervalued and have the potential for capital appreciation in addition to providing income.  In general, the adviser anticipates investing up to 20% of Fund assets in fixed income securities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund will typically have fewer than 30 investments at any time.  In general, the adviser buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the adviser, the security is no longer attractive for investment purposes.  The adviser sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the adviser believes the security is no longer attractive for short-sale investment purposes. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

·

Derivatives Risk.  Even a small investment in derivatives (which include options on common stocks, ADRs and ETFs) may give rise to leverage risk, and can have a significant impact on the Fund's performance.  Derivatives are also subject to credit risk and liquidity risk.

·

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

·

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Foreign Investment Risk.  Foreign investing, including through ADRs, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations.  The Fund has a limited history of operations.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.

·

Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

·

Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Sector Risk.  The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.  The technology sector may be subject to rapid obsolescence, the financial services sector may be subject to unfavorable changes in government regulation or funding costs, and the healthcare sector may be subject to expiration of patent rights and unfavorable changes in government regulation.

·

Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

·

Small and Medium Capitalization Stock Risk.  Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or sector, or to changing economic, political or market conditions.

Performance:

~~The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund Investor shares is over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.biondogroup.com or by calling 1-800-672-9152.~~

Return does not reflect sales charge and would be lower if it did.
Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	1st Quarter 2011	14.63%
Worst Quarter:	3rd Quarter 2011	(21.13)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns The Biondo Focus Fund	1 Year	Since Inception	Inception Date
The Biondo Focus Fund Investor Class	(24.29%)	(13.20%)	Mar 17, 2010
The Biondo Focus Fund Investor Class After Taxes on Distributions	(24.29%)	(13.20%)
The Biondo Focus Fund Investor Class After Taxes on Distributions and Sale of Fund Shares	(15.79%)	(11.12%)
S&P 500 ® Index	2.11%	6.45%

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
The Biondo Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Fund’s portfolio turnover was 75% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in a combination of long and short positions in (1) common stock of U.S. companies of any capitalization; (2) American depositary receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.  The Fund defines investment grade fixed income securities as those rated Baa3 or higher by Moody’s, or BBB- or higher by S&P, or if not rated, determined by the adviser to be of comparable quality.

The Fund's adviser anticipates focusing, from time to time, more than 25% of the Fund's portfolio in the securities of companies in one or more of the following sectors: (1) technology, (2) financial services and (3) healthcare.  The adviser defines technology companies as those principally engaged in research, development or manufacturing of computer related products including hardware, software and computer services; communications related products and services including telephony, satellite or wireless communications; manufacturing related products that rely upon scientific innovation.  The adviser defines financial service companies as those principally engaged in commercial or retail banking, specialty finance, brokerage, investment banking, investment management or insurance.  The adviser defines healthcare companies as those principally engaged in the discovery, development, manufacture or delivery of biotechnology, medical devices, pharmaceuticals, health care supplies.  The adviser selects securities based on fundamental, bottom-up research. The adviser looks for some or all of the following characteristics in a company:

o

Exceptional growth prospects

o

Quality management

o

Niche business segment

o

High barriers to entry

The Fund may also employ leverage including bank borrowing of up to 33% of the Fund's assets (defined as net assets plus borrowing for investment purposes).  The Fund may also short sell securities that the adviser believes are overvalued or as a means of hedging all or a portion of the Fund's portfolio.  The Fund may also engage in covered call writing against its portfolio of common stocks, ADRs or ETFs.  Additionally, the Fund may purchase call options as a temporary substitute for common stocks, ADRs or ETFs.  The adviser anticipates investing in fixed income securities that it believes are undervalued and have the potential for capital appreciation in addition to providing income.  In general, the adviser anticipates investing up to 20% of Fund assets in fixed income securities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The Fund will typically have fewer than 30 investments at any time.  In general, the adviser buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the adviser, the security is no longer attractive for investment purposes.  The adviser sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the adviser believes the security is no longer attractive for short-sale investment purposes. The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund's adviser anticipates focusing, from time to time, more than 25% of the Fund's portfolio in the securities of companies in one or more of the following sectors: (1) technology, (2) financial services and (3) healthcare.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

·

Derivatives Risk.  Even a small investment in derivatives (which include options on common stocks, ADRs and ETFs) may give rise to leverage risk, and can have a significant impact on the Fund's performance.  Derivatives are also subject to credit risk and liquidity risk.

·

ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

·

Fixed Income Risk.  When the Fund invests in fixed income securities directly or indirectly by investing in mutual funds that invest primarily in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

·

Foreign Investment Risk.  Foreign investing, including through ADRs, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

·

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

·

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

·

Limited History of Operations.  The Fund has a limited history of operations.  Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser's management of individual and institutional accounts.

·

Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Fund invests may prove to be incorrect.

·

Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

·

Sector Risk.  The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.  The technology sector may be subject to rapid obsolescence, the financial services sector may be subject to unfavorable changes in government regulation or funding costs, and the healthcare sector may be subject to expiration of patent rights and unfavorable changes in government regulation.

·

Short Sale Risk.  Positions in shorted securities are often speculative and riskier than "long" positions (purchases).  Unlike long positions, losses on short positions are potentially unlimited.

·

Small and Medium Capitalization Stock Risk.  Stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or sector, or to changing economic, political or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

~~The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor shares for the full calendar year since the Fund's inception. The performance table compares the performance of the Fund Investor shares is over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.biondogroup.com or by calling 1-800-672-9152.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-672-9152
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.biondogroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Return does not reflect sales charge and would be lower if it did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Return does not reflect sales charge and would be lower if it did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	14.63%
Worst Quarter:	3rd Quarter 2011	(21.13)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500 ® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
The Biondo Focus Fund | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
The Biondo Focus Fund | The Biondo Focus Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,954
Annual Return 2011	rr_AnnualReturn2011	(24.29%)
1 Year	rr_AverageAnnualReturnYear01	(24.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 17, 2010
The Biondo Focus Fund | The Biondo Focus Fund Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.20%)
The Biondo Focus Fund | The Biondo Focus Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.12%)

Biondo Growth Fund | Biondo Growth Fund Investor Class
RISK/RETURN
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Biondo Growth Fund Biondo Growth Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price )	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Biondo Growth Fund Biondo Growth Fund Investor Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.74%
Fee Waiver and/or Reimbursement	[1]	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.50%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse operating expenses of the Fund, at least until May 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expense incurred with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the daily average net assets attributable to the Investor shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the fee waivers and absorbed expenses in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Biondo Growth Fund Biondo Growth Fund Investor Class	153	525	921	2,032

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies that the adviser believes have above-average future growth potential relative to their peers.  The Fund will invest in companies of all sizes traded on any stock exchange in the United States (“Universe”). The Universe is not limited by market capitalization or industry segmentation, but may include large-, mid-, small- and micro- cap sectors.  The Fund may, from time to time, invest in fixed income securities to preserve capital while seeking yield or if the adviser believes the equity markets are over-valued. Fixed income securities will primarily consist of government and corporate bonds that are above investment grade.  The Fund may invest in other investment companies including exchange-traded funds (ETFs) and, occasionally, open-end mutual funds and closed-end funds (together with ETFs, the “Underlying Funds”). The adviser will invest in Underlying Funds when it wishes the Fund to have representation in a certain sector or region but cannot uncover an individual company that meets its investment criteria.  The Fund may invest in derivatives such as futures and options. The Fund also may employ certain investment techniques such as short sales and leverage, and may, on occasion, sell covered calls and puts.

The adviser selects equity securities based on fundamental, bottom up research. These equity securities consist of common stocks and securities having the characteristics of common stocks that are issued by companies with consistent records of financial performance and strong management teams. Other factors that influence investment decisions include economic and technical analysis. The Fund will invest primarily in domestic companies, but also may invest in securities of foreign issuers.

The Fund will typically have 20-40 equity investments at any time; however, from time to time, there may be more or less than this range. The adviser looks for some of the following characteristics in a company:

o

Quality management with direct ownership

o

Market leadership

o

Strong investment in research & development

o

High barriers to entry, including patents, distribution systems, etc.

o

New product innovation

o

Recurring revenues from disposable products or demand

o

Consistent record of financial performance

o

Above average expected growth rates in revenues and earnings

o

Superior corporate governance

o

Attractive valuation

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  In general, the advisor buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the advisor, the security is no longer attractive for investment purposes.  The advisor sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the advisor believes the security is no longer attractive for short-sale investment purposes.

Principal Investment Risks:

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Derivatives Risk. The Fund may use derivatives (including options and futures) to invest or to hedge.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

o

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Fixed Income Risk.  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

o

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

o

Short Sale Risk.  The Fund will incur a loss as a result of a short sale position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short sale transaction.

o

Underlying Funds Risk.  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Risks” for more details regarding additional risk factors that you should consider before investing.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-800-672-9152.

Return does not reflect sales charge and would be lower if it did.
Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	2nd Quarter 2009	18.87%
Worst Quarter:	4th Quarter 2008	(26.72)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Biondo Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Biondo Growth Fund Investor Class	(12.55%)	(4.06%)	(2.84%)	May 3, 2006
Biondo Growth Fund Investor Class After Taxes on Distributions	(12.55%)	(4.17%)	(2.95%)
Biondo Growth Fund Investor Class After Taxes on Distributions and Sale of Fund Shares	(8.16%)	(3.44%)	(2.42%)
Biondo Growth Fund Investor Class S&P 500 ® Index	2.11%	(0.25%)	1.45%

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Biondo Growth Fund | Biondo Growth Fund Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-13
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the fee waivers and absorbed expenses in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,032
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies that the adviser believes have above-average future growth potential relative to their peers.  The Fund will invest in companies of all sizes traded on any stock exchange in the United States (“Universe”). The Universe is not limited by market capitalization or industry segmentation, but may include large-, mid-, small- and micro- cap sectors.  The Fund may, from time to time, invest in fixed income securities to preserve capital while seeking yield or if the adviser believes the equity markets are over-valued. Fixed income securities will primarily consist of government and corporate bonds that are above investment grade.  The Fund may invest in other investment companies including exchange-traded funds (ETFs) and, occasionally, open-end mutual funds and closed-end funds (together with ETFs, the “Underlying Funds”). The adviser will invest in Underlying Funds when it wishes the Fund to have representation in a certain sector or region but cannot uncover an individual company that meets its investment criteria.  The Fund may invest in derivatives such as futures and options. The Fund also may employ certain investment techniques such as short sales and leverage, and may, on occasion, sell covered calls and puts.

The adviser selects equity securities based on fundamental, bottom up research. These equity securities consist of common stocks and securities having the characteristics of common stocks that are issued by companies with consistent records of financial performance and strong management teams. Other factors that influence investment decisions include economic and technical analysis. The Fund will invest primarily in domestic companies, but also may invest in securities of foreign issuers.

The Fund will typically have 20-40 equity investments at any time; however, from time to time, there may be more or less than this range. The adviser looks for some of the following characteristics in a company:

o

Quality management with direct ownership

o

Market leadership

o

Strong investment in research & development

o

High barriers to entry, including patents, distribution systems, etc.

o

New product innovation

o

Recurring revenues from disposable products or demand

o

Consistent record of financial performance

o

Above average expected growth rates in revenues and earnings

o

Superior corporate governance

o

Attractive valuation

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  In general, the advisor buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the advisor, the security is no longer attractive for investment purposes.  The advisor sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the advisor believes the security is no longer attractive for short-sale investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

 As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Derivatives Risk. The Fund may use derivatives (including options and futures) to invest or to hedge.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

o

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Fixed Income Risk.  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

o

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

o

Short Sale Risk.  The Fund will incur a loss as a result of a short sale position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short sale transaction.

o

Underlying Funds Risk.  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds.  The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Risks” for more details regarding additional risk factors that you should consider before investing.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-800-672-9152.

Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Return does not reflect sales charge and would be lower if it did.
Annual Return 2007	rr_AnnualReturn2007	14.30%
Annual Return 2008	rr_AnnualReturn2008	(44.25%)
Annual Return 2009	rr_AnnualReturn2009	32.77%
Annual Return 2010	rr_AnnualReturn2010	9.85%
Annual Return 2011	rr_AnnualReturn2011	(12.55%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2009	18.87%
Worst Quarter:	4th Quarter 2008	(26.72)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.72%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
5 Years	rr_AverageAnnualReturnYear05	(4.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 2006
Biondo Growth Fund | Biondo Growth Fund Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
5 Years	rr_AverageAnnualReturnYear05	(4.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.95%)
Biondo Growth Fund | Biondo Growth Fund Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.16%)
5 Years	rr_AverageAnnualReturnYear05	(3.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)
Biondo Growth Fund | Biondo Growth Fund Investor Class | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%

[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse operating expenses of the Fund, at least until May 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expense incurred with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.50% of the daily average net assets attributable to the Investor shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Biondo Growth Fund | Biondo Growth Fund Class C
RISK/RETURN
Investment Objective:
The Fund’s investment objective is capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Biondo Growth Fund Biondo Growth Fund Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price )	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Biondo Growth Fund Biondo Growth Fund Class C
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		2.49%
Fee Waiver and/or Reimbursement	[1]	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.25%
[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until May 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expense incurred with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 2.25% of the daily average net assets attributable to the Class C shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the fee waivers and absorbed expenses in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Biondo Growth Fund Biondo Growth Fund Class C	228	753	1,304	2,808

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25% ~~of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies that the adviser believes have above-average future growth potential relative to their peers.  The Fund will invest in companies of all sizes traded on any stock exchange in the United States (“Universe”). The Universe is not limited by market capitalization or industry segmentation, but may include large-, mid-, small- and micro- cap sectors.  The Fund may, from time to time, invest in fixed income securities to preserve capital while seeking yield or if the adviser believes the equity markets are over-valued. Fixed income securities will primarily consist of government and corporate bonds that are above investment grade.  The Fund may invest in other investment companies including exchange-traded funds (ETFs) and, occasionally, open-end mutual funds and closed-end funds (together with ETFs, the “Underlying Funds”). The adviser will invest in Underlying Funds when it wishes the Fund to have representation in a certain sector or region but cannot uncover an individual company that meets its investment criteria.  The Fund may invest in derivatives such as futures and options. The Fund also may employ certain investment techniques such as short sales and leverage, and may, on occasion, sell covered calls and puts.

The adviser selects equity securities based on fundamental, bottom up research. These equity securities consist of common stocks and securities having the characteristics of common stocks that are issued by companies with consistent records of financial performance and strong management teams. Other factors that influence investment decisions include economic and technical analysis. The Fund will invest primarily in domestic companies, but also may invest in securities of foreign issuers.

The Fund will typically have 20-40 equity investments at any time; however, from time to time, there may be more or less than this range. The adviser looks for some of the following characteristics in a company:

o

Quality management with direct ownership

o

Market leadership

o

Strong investment in research & development

o

High barriers to entry, including patents, distribution systems, etc.

o

New product innovation

o

Recurring revenues from disposable products or demand

o

Consistent record of financial performance

o

Above average expected growth rates in revenues and earnings

o

Superior corporate governance

o

Attractive valuation

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  In general, the advisor buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the advisor, the security is no longer attractive for investment purposes.  The advisor sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the advisor believes the security is no longer attractive for short-sale investment purposes.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Derivatives Risk. The Fund may use derivatives (including options and futures) to invest or to hedge.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

o

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Fixed Income Risk.  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

o

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

o

Short Sale Risk.  The Fund will incur a loss as a result of a short sale position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short sale transaction.

o

Underlying Funds Risk.  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Risks” for more details regarding additional risk factors that you should consider before investing.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s ~~Class C shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund’s Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-800-672-9152.~~

Return does not reflect sales charge and would be lower if it did
Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	1st Quarter 2011	6.36%
Worst Quarter:	3rd Quarter 2011	(18.69)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns Biondo Growth Fund	1 Year	Since Inception	Inception Date
Biondo Growth Fund Class C	(13.26%)	(7.04%)	Apr 9, 2010
Biondo Growth Fund Class C After Taxes on Distributions	(13.26%)	(7.04%)
Biondo Growth Fund Class C After Taxes on Distributions and Sale of Fund Shares	(8.62%)	(5.96%)
Biondo Growth Fund Class C S&P 500 ® Index	2.11%	5.17%

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Biondo Growth Fund | Biondo Growth Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25% ~~of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same (except for the fee waivers and absorbed expenses in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	753
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,808
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies that the adviser believes have above-average future growth potential relative to their peers.  The Fund will invest in companies of all sizes traded on any stock exchange in the United States (“Universe”). The Universe is not limited by market capitalization or industry segmentation, but may include large-, mid-, small- and micro- cap sectors.  The Fund may, from time to time, invest in fixed income securities to preserve capital while seeking yield or if the adviser believes the equity markets are over-valued. Fixed income securities will primarily consist of government and corporate bonds that are above investment grade.  The Fund may invest in other investment companies including exchange-traded funds (ETFs) and, occasionally, open-end mutual funds and closed-end funds (together with ETFs, the “Underlying Funds”). The adviser will invest in Underlying Funds when it wishes the Fund to have representation in a certain sector or region but cannot uncover an individual company that meets its investment criteria.  The Fund may invest in derivatives such as futures and options. The Fund also may employ certain investment techniques such as short sales and leverage, and may, on occasion, sell covered calls and puts.

The adviser selects equity securities based on fundamental, bottom up research. These equity securities consist of common stocks and securities having the characteristics of common stocks that are issued by companies with consistent records of financial performance and strong management teams. Other factors that influence investment decisions include economic and technical analysis. The Fund will invest primarily in domestic companies, but also may invest in securities of foreign issuers.

The Fund will typically have 20-40 equity investments at any time; however, from time to time, there may be more or less than this range. The adviser looks for some of the following characteristics in a company:

o

Quality management with direct ownership

o

Market leadership

o

Strong investment in research & development

o

High barriers to entry, including patents, distribution systems, etc.

o

New product innovation

o

Recurring revenues from disposable products or demand

o

Consistent record of financial performance

o

Above average expected growth rates in revenues and earnings

o

Superior corporate governance

o

Attractive valuation

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  In general, the advisor buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the advisor, the security is no longer attractive for investment purposes.  The advisor sells short securities that it believes are overvalued or to hedge Fund investments and buys back (covers) these securities if their price target is achieved or the advisor believes the security is no longer attractive for short-sale investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

o

Derivatives Risk. The Fund may use derivatives (including options and futures) to invest or to hedge.  The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

o

Equity Risk:  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund or Underlying Funds that invest in U.S. and/or foreign equity securities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

o

Fixed Income Risk.  The value of the Fund's investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund.  On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

o

Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Fund invests may prove to be incorrect and may not produce the desired results.

o

Non-Diversification Risk.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

o

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

o

Short Sale Risk.  The Fund will incur a loss as a result of a short sale position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short sale transaction.

o

Underlying Funds Risk.  ETFs, mutual funds and closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs, mutual funds and closed-end funds and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Underlying Funds are subject to specific risks, depending on the nature of the fund.

The Fund is exposed to other risks as well. Please refer to the section below entitled “Risks” for more details regarding additional risk factors that you should consider before investing.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s ~~Class C shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund’s Class C shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-800-672-9152.~~

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-672-9152
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Return does not reflect sales charge and would be lower if it did
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Return does not reflect sales charge and would be lower if it did
Annual Return 2011	rr_AnnualReturn2011	(13.26%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2011	6.36%
Worst Quarter:	3rd Quarter 2011	(18.69)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.69%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	(13.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 9, 2010
Biondo Growth Fund | Biondo Growth Fund Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.04%)
Biondo Growth Fund | Biondo Growth Fund Class C | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.96%)
Biondo Growth Fund | Biondo Growth Fund Class C | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%

[1]	The Fund's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until May 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expense incurred with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 2.25% of the daily average net assets attributable to the Class C shares. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

The Currency Strategies Fund
RISK/RETURN
Investment Objective:
The Fund's investment objective is to seek capital appreciation and income.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Currency Strategies Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		The Currency Strategies Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.09%
Acquired Fund Fees and Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		2.99%
Fee Waiver and/or Reimbursement	[2]	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.60%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses such as litigation) will not exceed 1.95%. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Currency Strategies Fund	263	888	1,538	3,281

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~867% of the average value of its portfolio.~~

Principal Investment Strategies:

 The Fund's adviser seeks to fulfill the Fund's investment objective by investing primarily in (1) exchange traded funds ("ETFs"), (2) open end investment companies ("mutual funds") and (3) exchange traded notes ("ETNs") that are each linked to a foreign currency or currencies and (4) ETFs and limited partnerships linked to the price of gold.  ETFs, mutual funds and limited partnerships are referred to as "Underlying Funds" in this Prospectus.  The Fund's adviser uses proprietary technical analysis to determine which currencies it believes will outperform the U.S. Dollar.  The analysis is based primarily on momentum characteristics, such as the price behavior of a particular currency compared to the U.S. dollar over several time periods.  The adviser uses similar analytical technical tools, based primarily on momentum characteristics, to determine when to buy and sell gold.  The Fund's currency investments will represent one or more "G-10" currencies, which includes the U.S. Dollar (USD), Canadian Dollar (CAD), Japanese Yen (JPY), Australian Dollar (AUD), New Zealand Dollar (NZD), British Pound (GBP), Euro (EUR), Swiss Franc (CHF), Swedish Krona (SEK), and Norwegian Krone (NOK), as well as currencies outside the G-10.

The adviser seeks to profit in periods when different international currencies move in relationship to one another and inversely to the U.S. Dollar, while having limited or no exposure to the U.S. Dollar.  The adviser also seeks to profit in periods when the U.S. Dollar appreciates, while having limited or no exposure to international currencies.  The adviser makes an initial allocation to a currency, and increases, decreases, or eliminates an allocation, based on relative performance, dynamic correlation measures, and dynamic volatility measures to the U.S. Dollar.  As the Fund's assets are allocated to international currencies, the opposite allocations are occurring in the U.S. Dollar simultaneously.  The adviser seeks to protect capital in periods when it believes a global currency shift is occurring, or in times of increased global currency volatility, by investing simultaneously in the currencies that the proprietary model indicates are inversely correlated to the currencies held by the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

·

Currency Trading Risks.  Currency trading involves significant risks, including market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.

·

Exchange Traded Note Risk.  The value of an ETN is affected by the issuer's credit quality, leverage to its reference currency or gold, time to maturity, volatility, liquidity, interest rates and economic, legal, political, or geographic events that affect the referenced currency, or gold index.

·

Gold Commodities Risk.  The value of gold is affected by overall market movements and other factors affecting the gold industry, such as weather in mining regions, embargoes, or political and regulatory developments.

·

Management Risk.  The adviser's dependence on its technical models strategy and judgments about the attractiveness, value and potential appreciation of particular currency, gold and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Non-Diversification Risk.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer of currency or gold linked security.

·

Portfolio Turnover Risk.  Higher the transactional and brokerage costs associated with higher turnover, which will reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

·

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in currencies and gold.  Limited partnerships pay performance-based fees as well as asset-based fees to their managers.  Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-888-898-4784.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd quarter 2010	2.38%
Worst Quarter:	3rd quarter 2011	(3.48)%

Performance Table
Average Annual Total Returns (For periods ended December 31, 2011)
Average Annual Returns		1 Year	Since Inception		Inception Date
The Currency Strategies Fund	[1]	(6.34%)	0.87%	[2]	May 1, 2009
The Currency Strategies Fund After Taxes on Distributions	[1]	(6.34%)	0.43%	[2]
The Currency Strategies Fund After Taxes on Distributions and Sale of Fund Shares	[1]	(4.12%)	0.50%	[2]
The Currency Strategies Fund Index – BofAML US Dollar Libor 3 Month Const	[1]	0.27%	0.41%	[2]
[1]	Prior to April 2011, the shares were subject to a sales load, and if the shareholder paid the load, returns would be lower.
[2]	The inception date of The Currency Strategies Fund is May 1, 2009.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
The Currency Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was ~~867% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	867.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's adviser seeks to fulfill the Fund's investment objective by investing primarily in (1) exchange traded funds ("ETFs"), (2) open end investment companies ("mutual funds") and (3) exchange traded notes ("ETNs") that are each linked to a foreign currency or currencies and (4) ETFs and limited partnerships linked to the price of gold.  ETFs, mutual funds and limited partnerships are referred to as "Underlying Funds" in this Prospectus.  The Fund's adviser uses proprietary technical analysis to determine which currencies it believes will outperform the U.S. Dollar.  The analysis is based primarily on momentum characteristics, such as the price behavior of a particular currency compared to the U.S. dollar over several time periods.  The adviser uses similar analytical technical tools, based primarily on momentum characteristics, to determine when to buy and sell gold.  The Fund's currency investments will represent one or more "G-10" currencies, which includes the U.S. Dollar (USD), Canadian Dollar (CAD), Japanese Yen (JPY), Australian Dollar (AUD), New Zealand Dollar (NZD), British Pound (GBP), Euro (EUR), Swiss Franc (CHF), Swedish Krona (SEK), and Norwegian Krone (NOK), as well as currencies outside the G-10.

The adviser seeks to profit in periods when different international currencies move in relationship to one another and inversely to the U.S. Dollar, while having limited or no exposure to the U.S. Dollar.  The adviser also seeks to profit in periods when the U.S. Dollar appreciates, while having limited or no exposure to international currencies.  The adviser makes an initial allocation to a currency, and increases, decreases, or eliminates an allocation, based on relative performance, dynamic correlation measures, and dynamic volatility measures to the U.S. Dollar.  As the Fund's assets are allocated to international currencies, the opposite allocations are occurring in the U.S. Dollar simultaneously.  The adviser seeks to protect capital in periods when it believes a global currency shift is occurring, or in times of increased global currency volatility, by investing simultaneously in the currencies that the proprietary model indicates are inversely correlated to the currencies held by the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  The adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund's investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will.

·

Currency Trading Risks.  Currency trading involves significant risks, including market risk, interest rate risk and country risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency.

·

Exchange Traded Note Risk.  The value of an ETN is affected by the issuer's credit quality, leverage to its reference currency or gold, time to maturity, volatility, liquidity, interest rates and economic, legal, political, or geographic events that affect the referenced currency, or gold index.

·

Gold Commodities Risk.  The value of gold is affected by overall market movements and other factors affecting the gold industry, such as weather in mining regions, embargoes, or political and regulatory developments.

·

Management Risk.  The adviser's dependence on its technical models strategy and judgments about the attractiveness, value and potential appreciation of particular currency, gold and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Non-Diversification Risk.  As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer of currency or gold linked security.

·

Portfolio Turnover Risk.  Higher the transactional and brokerage costs associated with higher turnover, which will reduce the Fund's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

·

Underlying Funds Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in currencies and gold.  Limited partnerships pay performance-based fees as well as asset-based fees to their managers.  Each Underlying Fund is subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer of currency or gold linked security.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-888-898-4784.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-898-4784
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3rd quarter 2010	2.38%
Worst Quarter:	3rd quarter 2011	(3.48)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.48%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2011)
The Currency Strategies Fund | Index – BofAML US Dollar Libor 3 Month Const
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%	[1],[2]
The Currency Strategies Fund | The Currency Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,538
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,281
Annual Return 2010	rr_AnnualReturn2010	4.30%
Annual Return 2011	rr_AnnualReturn2011	(6.34%)
1 Year	rr_AverageAnnualReturnYear01	(6.34%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009	[1]
The Currency Strategies Fund | The Currency Strategies Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.34%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%	[1],[2]
The Currency Strategies Fund | The Currency Strategies Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.12%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%	[1],[2]

[1]	Prior to April 2011, the shares were subject to a sales load, and if the shareholder paid the load, returns would be lower.
[2]	The inception date of The Currency Strategies Fund is May 1, 2009.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Certain other investment companies and pooled investment vehicles may pay management and performance based fees to each entity's manager.
[4]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expenses on securities sold short) and extraordinary expenses such as litigation) will not exceed 1.95%. This agreement may be terminated by the Fund's Board of Trustees on 60 days written notice to the adviser.

Grant Park Managed Futures Strategy Fund
RISK/RETURN
Investment Objectives:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $2,500 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Grant Park Managed Futures Strategy Fund	Grant Park Managed Futures Strategy Fund Class A	Grant Park Managed Futures Strategy Fund Class C	Grant Park Managed Futures Strategy Fund Class I	Grant Park Managed Futures Strategy Fund Class N	Grant Park Managed Futures Strategy Fund Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee as a % of amount redeemed if sold within 60 days	1.00%	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Grant Park Managed Futures Strategy Fund		Grant Park Managed Futures Strategy Fund Class A	Grant Park Managed Futures Strategy Fund Class C	Grant Park Managed Futures Strategy Fund Class I	Grant Park Managed Futures Strategy Fund Class N	Grant Park Managed Futures Strategy Fund Class W
Management Fees		1.40%	1.40%	1.40%	1.40%	1.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	0.50%
Other Expenses	[1]	3.15%	4.24%	2.77%	2.61%	12.80%
Acquired Fund Fees and Expenses	[2]	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		4.83%	6.67%	4.20%	4.29%	14.73%
Fee Waiver and/or Reimbursement	[3]	(1.25%)	(2.54%)	(0.94%)	(0.45%)	(11.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		3.58%	4.13%	3.26%	3.84%	3.63%
[1]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund's Consolidated Financial Statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. Underlying Pool expenses of 1.61% are included.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the Consolidated Financial Statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of the Underlying Pools.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or the Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of the daily average net assets attributable to each of the Class A, Class C, Class I Class N and Class W shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Grant Park Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Grant Park Managed Futures Strategy Fund Class A	915	1,840	2,768	5,102
Grant Park Managed Futures Strategy Fund Class C	415	1,738	3,017	6,034
Grant Park Managed Futures Strategy Fund Class I	329	1,190	2,066	4,316
Grant Park Managed Futures Strategy Fund Class N	386	1,260	2,147	4,419
Grant Park Managed Futures Strategy Fund Class W	365	3,068	5,271	9,154

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

·

"Managed Futures" Strategy

·

"Fixed Income" Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity markets and financial (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are globally-oriented trading companies, including commodity pools (collectively, "Underlying Funds").

Each Underlying Fund invests according to its manager's sub-strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Managed futures sub-strategies include investment styles that rely upon a wide variety of trading (buy or sell) signals that are generated from technical analysis systems and may result in high frequency trading.  Futures are used as substitutes for securities, currencies and commodities and for hedging.  The Fund does not invest more than 25% of its assets in contracts with any one issuer.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.

The Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's advisor anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, or (6) exchange-traded funds ("ETFs") that each invests primarily in the preceding types of fixed income securities.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the advisor to be of comparable quality.  However, the fixed income portion of the Fund's portfolio will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities.

The Fund's investment portfolio is designed to create an investment performance profile exhibiting three key attributes:

·

Performance that produces positive results over multiple years which is uncorrelated with typical portfolios of equities, fixed income investments, and hedge funds.

·

Volatility similar to benchmark equity indices, e.g., S&P 500.

·

Exposure to markets, investments, and trading strategies not typically available to investors.

ADVISOR'S INVESTMENT PROCESS

The advisor will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process.

Underlying Fund selection includes extensive quantitative analysis and qualitative reviews to identify Underlying Fund managers whose professionalism, superior performance, operational maturity, and demonstrated transparency identify them as suitable candidates for investment by the Fund.

The advisor's Underlying Fund investment selection process uses a top-down methodology that consists of several stages.  Generally, the top-down due diligence process begins by:

·

performing a series of quantitative, analytical measures to identify which futures strategy-related trading methodologies provide superior returns,

·

determining whether an Underlying Fund and its manager (most managers are commodity trading advisors (CTAs)) would enhance the diversification and positive performance of the Fund,

·

performing extensive analysis on the Underlying Fund's trader(s), its organization, its principals, its operating methods, trading and technology systems, and record of transparent, professional conduct,

·

interviewing the key principals of the manager of an Underlying Fund to understand their goals, priorities, and intentions for continuing to grow their firm for long term,

·

on-site inspection of a trading company’s adherence to their established investment policies, evaluation of the trader’s operational maturity, ethical execution of trading, and financial commitment to on-going investment in their trading platforms and systems.

Risk Management represents the ongoing attention to detail the advisor must exercise to ensure each Underlying Fund (trading company) is correctly established, adheres to all regulatory and legally binding requirements for operating a trading business, and to ensure the trading company maintains their operating efficiency by executing trades in approved, liquid markets and by providing the Subsidiary the quality operational and financial performance expected by regulators, the financial community, and investors.

The advisor implements this methodology to ensure the Fund, via the Subsidiary, has immediate access to Underlying Funds (trading companies) associated with industry-leading commodity trading advisors (CTAs) who have the diversification, expertise, scalability, global trading operations, and capacity to execute the managed futures component of the portfolio across the sectors previously identified.

Fixed Income selection represents the culmination of the advisor's efforts to assure that the Fund generates income to complement capital appreciation while preserving principal.  The advisor seeks to meet these Fund goals by searching for areas of the fixed income markets that are undervalued.  The identification process includes an outlook on interest rates, credit risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.  These factors can influence the selection of sectors for investment, as well as the average maturity of the portfolio.  The advisor focuses on meeting the Fund's interest income and principal preservation needs by selecting fixed income securities using a combination of (1) sector selection, (2) maturity management and (3) individual security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

·

Sector selection is used to rank the fixed income market by credit quality, issuer industry, security type, or other factors that offer the highest yield or expected capital appreciation within the credit risk and maturity limits of the Fund.

·

Maturity management is used to reduce volatility in part by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years in an effort to reduce sensitivity to capital losses caused by rising interest rates.

·

Security selection is used to identify specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

In implementing the Fixed Income strategy, the advisor will use quantitative and economic analysis among other forms of analysis to assess securities among issuers of different quality, sectors, industries and positions on the yield curve.  The advisor generally purchases securities based on their yield or potential capital appreciation, or both; and seeks to sell them in anticipation of market declines, credit downgrades, to purchase other securities that the advisor believes may perform better, or to accommodate asset allocation decisions made by the advisor.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, issuer default risk and tracking risk.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade issuer may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The advisor's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Regulatory Change Risk:   Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund's advisor believes the Fund is appropriate for investors who seek moderate risks and returns.  The advisor also believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting ~~www.grantparkstrategy.com or by calling 1-855-501-4758.~~

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2012
Prospectus Date	rr_ProspectusDate	Jun 1, 2012
Grant Park Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $2,500 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 22 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund's Consolidated Financial Statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. Underlying Pool expenses of 1.61% are included.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the Consolidated Financial Statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of the Underlying Pools.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

·

"Managed Futures" Strategy

·

"Fixed Income" Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity markets and financial (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are globally-oriented trading companies, including commodity pools (collectively, "Underlying Funds").

Each Underlying Fund invests according to its manager's sub-strategy, investing either long or short in one or a combination of: (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swaps each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy resources, (e) interest rates or (f) metals.  Managed futures sub-strategies include investment styles that rely upon a wide variety of trading (buy or sell) signals that are generated from technical analysis systems and may result in high frequency trading.  Futures are used as substitutes for securities, currencies and commodities and for hedging.  The Fund does not invest more than 25% of its assets in contracts with any one issuer.  Managed Futures strategy investments will be made without restriction as to the Underlying Fund's country.

The Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Funds.   The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund's advisor anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued by foreign governments, their political subdivisions or agencies or instrumentalities, (3) certificates of deposit and time deposits issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, (4) participation interests in loans extended by banks to companies, (5) corporate bonds, notes, commercial paper or similar debt obligations, or (6) exchange-traded funds ("ETFs") that each invests primarily in the preceding types of fixed income securities.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined by the advisor to be of comparable quality.  However, the fixed income portion of the Fund's portfolio will be invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities.

The Fund's investment portfolio is designed to create an investment performance profile exhibiting three key attributes:

·

Performance that produces positive results over multiple years which is uncorrelated with typical portfolios of equities, fixed income investments, and hedge funds.

·

Volatility similar to benchmark equity indices, e.g., S&P 500.

·

Exposure to markets, investments, and trading strategies not typically available to investors.

ADVISOR'S INVESTMENT PROCESS

The advisor will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process.

Underlying Fund selection includes extensive quantitative analysis and qualitative reviews to identify Underlying Fund managers whose professionalism, superior performance, operational maturity, and demonstrated transparency identify them as suitable candidates for investment by the Fund.

The advisor's Underlying Fund investment selection process uses a top-down methodology that consists of several stages.  Generally, the top-down due diligence process begins by:

·

performing a series of quantitative, analytical measures to identify which futures strategy-related trading methodologies provide superior returns,

·

determining whether an Underlying Fund and its manager (most managers are commodity trading advisors (CTAs)) would enhance the diversification and positive performance of the Fund,

·

performing extensive analysis on the Underlying Fund's trader(s), its organization, its principals, its operating methods, trading and technology systems, and record of transparent, professional conduct,

·

interviewing the key principals of the manager of an Underlying Fund to understand their goals, priorities, and intentions for continuing to grow their firm for long term,

·

on-site inspection of a trading company’s adherence to their established investment policies, evaluation of the trader’s operational maturity, ethical execution of trading, and financial commitment to on-going investment in their trading platforms and systems.

Risk Management represents the ongoing attention to detail the advisor must exercise to ensure each Underlying Fund (trading company) is correctly established, adheres to all regulatory and legally binding requirements for operating a trading business, and to ensure the trading company maintains their operating efficiency by executing trades in approved, liquid markets and by providing the Subsidiary the quality operational and financial performance expected by regulators, the financial community, and investors.

The advisor implements this methodology to ensure the Fund, via the Subsidiary, has immediate access to Underlying Funds (trading companies) associated with industry-leading commodity trading advisors (CTAs) who have the diversification, expertise, scalability, global trading operations, and capacity to execute the managed futures component of the portfolio across the sectors previously identified.

Fixed Income selection represents the culmination of the advisor's efforts to assure that the Fund generates income to complement capital appreciation while preserving principal.  The advisor seeks to meet these Fund goals by searching for areas of the fixed income markets that are undervalued.  The identification process includes an outlook on interest rates, credit risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.  These factors can influence the selection of sectors for investment, as well as the average maturity of the portfolio.  The advisor focuses on meeting the Fund's interest income and principal preservation needs by selecting fixed income securities using a combination of (1) sector selection, (2) maturity management and (3) individual security selection strategies that it believes will enhance the Fund's returns when compared to the fixed income market in general.

·

Sector selection is used to rank the fixed income market by credit quality, issuer industry, security type, or other factors that offer the highest yield or expected capital appreciation within the credit risk and maturity limits of the Fund.

·

Maturity management is used to reduce volatility in part by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years in an effort to reduce sensitivity to capital losses caused by rising interest rates.

·

Security selection is used to identify specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

In implementing the Fixed Income strategy, the advisor will use quantitative and economic analysis among other forms of analysis to assess securities among issuers of different quality, sectors, industries and positions on the yield curve.  The advisor generally purchases securities based on their yield or potential capital appreciation, or both; and seeks to sell them in anticipation of market declines, credit downgrades, to purchase other securities that the advisor believes may perform better, or to accommodate asset allocation decisions made by the advisor.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities as well the Fund's indirect risks through investing in Underlying Funds and the Subsidiary.

·

Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

·

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

·

Derivatives Risk:  The Fund's indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, issuer default risk and tracking risk.

·

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

·

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade issuer may default.  Country risk arises because a government may interfere with transactions in its currency.

·

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

·

Leverage Risk:  Using derivatives to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

·

Limited History of Operations:  The Fund has a limited history of operation.  In addition, the advisor has not previously managed a mutual fund.

·

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

·

Management Risk:  The advisor's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Regulatory Change Risk:   Recently, the Commodity Futures Trading Commission ("CFTC") has proposed changes to Rule 4.5 under the Commodity Exchange Act which, if adopted, could require the Fund and the Subsidiary to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

·

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.

·

Underlying Funds Risk:  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund's overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

·

Taxation Risk:  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

·

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

Who Should Invest in the Fund?

The Fund's advisor believes the Fund is appropriate for investors who seek moderate risks and returns.  The advisor also believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting ~~www.grantparkstrategy.com or by calling 1-855-501-4758.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-501-4758
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grantparkstrategy.com
Grant Park Managed Futures Strategy Fund | Grant Park Managed Futures Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.15%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.83%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.58%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $2,500 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	2,500
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	915
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,840
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,768
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,102
Grant Park Managed Futures Strategy Fund | Grant Park Managed Futures Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.24%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.67%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	4.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	415
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,017
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,034
Grant Park Managed Futures Strategy Fund | Grant Park Managed Futures Strategy Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.77%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	329
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,190
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,316
Grant Park Managed Futures Strategy Fund | Grant Park Managed Futures Strategy Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	386
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,419
Grant Park Managed Futures Strategy Fund | Grant Park Managed Futures Strategy Fund Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	12.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.73%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,068
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,271
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,154

[1]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests ("Underlying Pools"), as reflected in the Fund's Consolidated Financial Statements for the most recently completed fiscal year. Underlying Pools may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. Underlying Pool expenses of 1.61% are included.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the Consolidated Financial Statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of the Underlying Pools.
[3]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2013, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or the Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.94%, 2.69%, 1.69%, 1.94% and 2.19% of the daily average net assets attributable to each of the Class A, Class C, Class I Class N and Class W shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun 1, 2012